SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	9 Months Ended
Sep. 30, 2024
Draganfly Innovations Inc [member]
DisclosureOfBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Draganfly Innovations Inc. (“DII”)
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Draganfly Innovations USA Inc [member]
DisclosureOfBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc. (“DI USA”)
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics Systems Inc [member]
DisclosureOfBasisOfPreparationLineItems [Line Items]
Name of subsidiary	Dronelogics Systems Inc. (“Dronelogics”)
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%